Stock Options (Details) - Schedule of stock options issued and outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.28
Weighted Average Remaining Contractual Life (years)	3 years 11 months 15 days
Number of Options Outstanding	2,345,165
Number of Options Vested (exercisable)	2,345,165
Number of Options Unvested
February 14, 2025 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	Feb. 14, 2025
Exercise Price (in Dollars per share) | $ / shares	$ 2.88
Weighted Average Remaining Contractual Life (years)	3 years 1 month 17 days
Number of Options Outstanding	575,000
Number of Options Vested (exercisable)	575,000
Number of Options Unvested
January 5, 2026 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	Jan. 05, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 3.75
Weighted Average Remaining Contractual Life (years)	4 years 7 days
Number of Options Outstanding	525,164
Number of Options Vested (exercisable)	525,164
Number of Options Unvested
February 24, 2026 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	Feb. 24, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 13.92
Weighted Average Remaining Contractual Life (years)	4 years 1 month 24 days
Number of Options Outstanding	50,000
Number of Options Vested (exercisable)	50,000
Number of Options Unvested
March 25, 2026 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	Mar. 25, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 7.47
Weighted Average Remaining Contractual Life (years)	4 years 2 months 23 days
Number of Options Outstanding	525,000
Number of Options Vested (exercisable)	525,000
Number of Options Unvested
May 17, 2026 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	May 17, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 7.35
Weighted Average Remaining Contractual Life (years)	4 years 4 months 17 days
Number of Options Outstanding	421,667
Number of Options Vested (exercisable)	421,667
Number of Options Unvested
June 22, 2026 [Member]
Stock Options (Details) - Schedule of stock options issued and outstanding [Line Items]
Expiry Date	Jun. 22, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 4.2
Weighted Average Remaining Contractual Life (years)	4 years 5 months 23 days
Number of Options Outstanding	248,334
Number of Options Vested (exercisable)	248,334
Number of Options Unvested